JEFFREY  A. PROULX
Associate Counsel

Phone (612) 372-1810
Fax (612) 342-7531






April 29, 1999


U.S. Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C. 20549-1004


Attention: Filing Desk


RE:      ReliaStar Life Insurance Company of New York Variable Annuity Separate
           Account II (Select*Annuity NY)
         SEC File No.   333-61879
         CIK No.   0001066070

Dear Sir or Madam:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form N-4 for the above-captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on April 9, 1999 and will become effective on April 30, 1999.

Sincerely,

ReliaStar Life Insurance Company of New York Variable Annuity Separate Account
II



By:      /s/ Jeffrey A. Proulx
         ---------------------------------------
         Jeffrey A. Proulx
         Associate Counsel